Note 8 - Note Payable (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 17, 2019
Long-term Debt, Gross	$ 126,442,100		$ 143,459,048
Amortization of Debt Issuance Costs	733,024	$ 400,131	965,239	$ 675,087
Debt Issuance Costs, Net, Total	500,000
Polar Multi-Strategy Master Fund [Member]
Debt Instrument, Face Amount					$ 14,000,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Long-term Debt, Gross	7,400,000		12,600,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total	1,400,000		1,400,000
Debt Instrument, Unamortized Discount, Total	337,000		1,000,000
Accretion Expense	676,000		387,000
Debt Issuance Costs, Gross	1,100,000		1,100,000
Amortization of Debt Issuance Costs	$ 280,000		373,000
Debt Issuance Costs, Net, Total			$ 748,000
Debt Instrument, Covenant, Debt to Property Fair Value Ratio					75.00%